                                                File No. 33-45328

               Securities and Exchange Commission
                     Washington, D.C.  20549


                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                Post-Effective Amendment No. 12

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No.


      ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST, INC.
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672


                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)


                Calculation of Registration Fee:

Title of
Securities                Proposed Maximum  Proposed           Amount of
  Being     Amount Being  Offering Price    Maximum Aggregate  Registration
Registered   Registered      Per Unit *     Offering Price **      Fee
__________  ____________  ________________  _________________  ____________
Common
Stock $.01  45,268,960      $6.91           $290,000           $100.00
par value

     * Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Common Stock on March 18, 1996.

    **   The calculation of the maximum aggregate offering price
is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended

November 30, 1995 was 112,697,244 shares, 364,543,390 shares of which were previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and 48,153,854 shares of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

     X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1).
       75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
    ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT:  Opinion of Seward & Kissel

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 20th day of March, 1996.

         ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST, INC.

              by /s/ John D. Carifa

                         John D. Carifa
                     Chairman and President

         Pursuant to the requirements of the Securities Act of l933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                    Title             Date

1)  Principal Executive
    Officer


    /s/ John D. Carifa
                              Chairman     March 20, 1996
    John D. Carifa            and President

2)  Principal Financial and
    Accounting Officer


    /s/ Mark D. Gersten
                              Treasurer    March 20, 1996
    Mark D. Gersten           and Chief
                              Financial Officer


3)  A Majority of the Directors

    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester

    Clifford L. Michel
    Robert C. White

    by /s/ Edmund P. Bergan, Jr.
                                           March 20, 1996
      (Attorney-in-fact)
      Edmund P. Bergan, Jr.

                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y. 10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421


                                           March 20, 1996


Alliance North American Government
  Income Trust, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance North American Government Income Trust, Inc., a Maryland corporation (the "Company"), in connection with the registration of an additional 45,268,960 shares of common stock, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the "Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 12 to the Company's Registration Statement on Form N-1A under the Act (File No. 33-45328) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 45,268,960 additional shares of common stock of the Company being registered by Post-Effective Amendment No. 12 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of common stock authorized to be issued by the Company's Articles of Incorporation) and will be fully paid and non-assessable shares of common stock of the Company under the laws of the State of Maryland (assuming that the sale price of each share is not less than the par value thereof).

         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 12 to the Company's
Registration Statement.

                                           Very truly yours,

                                           /s/ Seward & Kissel













































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